Related Parties (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets (liabilities)
TOTAL ASSETS		R$ 59,034,821	R$ 43,021,698
Cash and cash equivalents		670,441	265,096	R$ 211,702	R$ 1,793,937
Accounts payable	[1]	(50,980,629)	(38,241,934)
other payables	[2]	(629,776)	(525,222)
Loans and borrowings		(3,489,858)	(1,091,157)	(652,545)	R$ (96,570)
Revenue (expenses)
Finance income, net		8,529	6,193	73,826
Selling, General and Administrative expenses		(444,281)	(348,540)	R$ (440,668)
Banco Santander (Brasil) S.A.
Assets (liabilities)
TOTAL ASSETS		8,463,312	6,220,626
Cash and cash equivalents		372,151	242,391
Financial investments		839,427	384,027
Accounts receivable		171,779	17,573
On lending of accounts receivable		7,079,955	5,576,635
Liabilities		(22,308,966)	(18,495,855)
Accounts payable		(18,858,043)	(17,474,617)
other payables		0	30,120
Loans and borrowings		(3,450,923)	(1,051,358)
Total		(13,845,654)	(12,275,229)
Revenue (expenses)
Finance income, net		32,693	18,434
Revenue from services	[3]	1,038,017	623,500
Selling, General and Administrative expenses		(22,959)	(4,323)
Total		R$ 1,047,751	R$ 637,611

[1]	Refers mainly to payment transactions with Santander Brazil (related party) in the amount of R$ 18,858,043 on December 31, 2021 and R$ 17,474,617 on December 31, 2020 (further details note 11) and commercial establishments.
[2]	Amounts to be paid as an interchange fee and amounts that are under analysis for approval of settlement.
[3]	This line includes the amounts recognized as revenue from contractual remuneration arising from the contract signed with Santander Brazil in the first semester of 2021. See note 13.